GOODWILL AND INTANGIBLE ASSETS (Details 1) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
2019	$ 222,025
2020	900,211
2021	900,211
2022	900,211
2023	900,211
Beyond	2,649,771
Customer Base
2019	26,384	$ 53,455
2020	103,455	53,455
2021	103,455	53,455
2022	103,455	53,455
2023	103,455	53,455
Beyond	418,260	304,992
Developed Technology
2019	169,601	678,404
2020	678,404	678,404
2021	678,404	678,404
2022	678,404	678,404
2023	678,404	678,404
Beyond	1,654,510	1,654,510
Film Library
2019	18,050	87,000
2020	87,000	87,000
2021	87,000	87,000
2022	87,000	87,000
2023	87,000	87,000
Beyond	504,100	489,300
Trademarks and Tradenames
2019	2,902	11,000
2020	11,000	11,000
2021	11,000	11,000
2022	11,000	11,000
2023	11,000	11,000
Beyond	72,877	$ 73,485
Favorable Leases
2019	5,088
2020	20,352
2021	20,352
2022	20,352
2023	20,352
Beyond	$ 24